Taxation - Disclosure of movement in net deferred tax liability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019	Jan. 01, 2018
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liability, beginning of period	$ 5,190	$ 6,106
Adjustment on adoption of IFRS 16				$ 0	$ (75)
Exchange adjustments	55	72
Credit for the year in the income statement	(6,304)	(1,284)	$ 1,149
Charge for the year in other comprehensive income	48	233
Charge for the year in equity	154	37
Acquisitions and disposals	(56)	101
Net deferred tax liability, end of period	$ (913)	$ 5,190	$ 6,106